2. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Sumarry of Property and equipment
	March 31, 2015	March 31, 2014
Furniture and office equipment, at cost	$385,088	$385,088
Accumulated depreciation	(328,997)	(300,809)
	$56,091	$84,279